REGULATORY ASSETS AND LIABILITIES - Additional Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Polychlorinated Biphenyl Liability
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	$ 2	$ (9)
Rural and remote rate protection (RRRP) variance | Hydro One Remote Communities
Regulatory Matters [Line Items]
Increase (decrease) to regulatory assets	$ (12)	$ 5